Share-based Awards - Additional Information (Detail) (USD $)	6 Months Ended				6 Months Ended			6 Months Ended			6 Months Ended		0 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Employee Stock Plan, 2008 Plan	Jun. 30, 2014 Employee Stock Plan, 2008 Plan Individual Employee	Jun. 30, 2014 Employee Stock Plan, 2008 Plan Minimum	Jun. 30, 2014 Employee Stock Plan, 2003 Plan	Jun. 30, 2014 Employee Stock Plan, 2003 Plan Individual Employee	Jun. 30, 2014 Employee Stock Option	Jun. 30, 2013 Employee Stock Option	Jun. 30, 2014 Employee Stock Option Minimum	Jun. 30, 2014 Employee Stock Option Maximum	Jun. 30, 2014 Restricted Stock Units 2008	Apr. 23, 2013 Restricted Stock Units 2013	Apr. 23, 2013 Restricted Stock Units 2013	Jun. 30, 2014 Restricted Stock Units (RSUs)	Dec. 31, 2013 Restricted Stock Units (RSUs)	Jun. 30, 2014 Performance Share Unit (PSUs)	Dec. 31, 2013 Performance Share Unit (PSUs)	Jun. 30, 2014 PSUs Based on Service and EPS Targets	Jun. 30, 2014 PSUs Based on Service and EPS Targets Minimum	Jun. 30, 2014 PSUs Based on Service and EPS Targets Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share					100.00%
Ordinary shares which have been reserved for issuance			6,000,000	400,000		6,000,000	400,000					1,000,000		1,600,000
Maximum number of award as percentage of shares outstanding						10.00%
Shares vesting period								5 years
Shares expiration period								8 years
Contractual term of options outstanding								4 years 8 months 9 days			8 years
Options granted fair value										$ 5.88	$ 15.03
Weighted average fair value per option								$ 9.97
Exercisable - number of shares								1,382,008
Exercisable - weighted average remaining contractual life								3 years 3 months 11 days
Exercisable - weighted average exercise price								$ 24.95
Fully vested total intrinsic value								$ 30,600,000
Intrinsic value of option exercised								10,900,000	7,800,000
Cost of shares awarded													0
Fair value of stock units vested															2,500,000	1,100,000
Stock units vested															89,889		0	0
Stock units granted															491,736		346,108		348,910
Stock units to be granted																					342,605
Cumulative EPS vesting period																				2013	2016
Non-cash stock compensation expense not yet recognized	64,700,000
Unrecognized stock-based compensation expense, weighted average period (years)	2 years 8 months 12 days
Tax benefit on exercise of options	$ 771,000	$ 200,000